Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Investment [Abstract]
Schedule of Short-Term Investment	Short-term investment consisted of the following:
	December 31, 2023	December 31, 2022
Financial products by Industrial Bank	$-	$2,105,246